Commitments and contingencies - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Contractual capital commitments	€ 9,900	€ 23,600
Other provisions	25,674	15,806
Additional expenses related to litigation	3,100
Legal proceedings provision
Disclosure of other provisions [line items]
Other provisions	€ 5,200	€ 2,100